FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Plan’s Investments at Fair Value
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value:

		Fair Value Measurement Using:
December 31, 2025:	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common stock fund – Employer stock	$3,989,396	$3,989,396	$-	$-
Common stock fund – Money market	173,229	173,229	-	-
Self-directed brokerage accounts	3,157,141	3,157,141	-	-
Mutual funds	16,908,245	16,908,245	-	-
Total investments, fair value	24,228,011	$24,228,011	$-	$-
Common collective trust fund [a]	503,973
Total investments	$24,731,984

		Fair Value Measurement Using:
December 31, 2024:	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common stock fund – Employer stock	$5,253,577	$5,253,577	$-	$-
Common stock fund – Money market	311,272	311,272	-	-
Self-directed brokerage accounts	2,591,096	2,591,096	-	-
Mutual funds	16,236,315	16,236,315	-	-
Total investments, fair value	24,392,260	$24,392,260	$-	$-
Common collective trust fund [a]	720,227
Total investments	$25,112,487

[a] In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for plan benefits.